DBX ETF Trust | 1
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
August 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.9%
Communication Services
— 1.3%
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
807,204 1,588,502
China United Network
Communications Ltd., Class A
9,837,781 6,439,401
Focus Media Information
Technology Co. Ltd., Class A
4,908,653 3,967,778
Kunlun Tech Co. Ltd., Class A
435,600 1,668,968
Mango Excellent Media Co. Ltd.,
Class A
392,389 1,071,648
(Cost $15,611,227)
14,736,297
Consumer Discretionary
— 7.6%
BYD Co. Ltd., Class A
430,278 15,139,473
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd.,
Class A
67,939 1,118,460
China Tourism Group Duty Free
Corp. Ltd., Class A
448,193 3,857,416
Chongqing Changan Automobile
Co. Ltd., Class A
2,352,841 4,012,816
Fuyao Glass Industry Group Co.
Ltd., Class A
860,144 5,810,939
Great Wall Motor Co. Ltd., Class
A
649,577 2,122,265
Gree Electric Appliances, Inc. of
Zhuhai, Class A
2,087,119 11,688,749
Guangzhou Automobile Group
Co. Ltd., Class A
1,242,899 1,297,471
Haier Smart Home Co. Ltd.,
Class A
1,903,208 6,639,582
Huali Industrial Group Co. Ltd.,
Class A
77,657 708,786
Huayu Automotive Systems Co.
Ltd., Class A
865,630 1,801,170
Huizhou Desay Sv Automotive
Co. Ltd., Class A
147,734 1,900,457
Midea Group Co. Ltd., Class A
2,300,798 21,015,929
Ningbo Tuopu Group Co. Ltd.,
Class A
361,813 1,718,022
Oppein Home Group, Inc., Class
A
88,288 552,364
SAIC Motor Corp. Ltd., Class A
2,362,383 4,185,722
Zhejiang China Commodities
City Group Co. Ltd., Class A
1,272,610 1,484,674
(Cost $62,980,883)
85,054,295
Consumer Staples — 11.7%
Anhui Gujing Distillery Co. Ltd.,
Class A
71,509 1,735,282
Chongqing Brewery Co. Ltd.,
Class A
109,227 857,021
Eastroc Beverage Group Co.
Ltd., Class A
56,600 1,819,983
Number
of Shares Value $
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
781,159 4,077,289
Guangdong Haid Group Co. Ltd.,
Class A
421,941 2,302,930
Henan Shuanghui Investment &
Development Co. Ltd., Class A
525,727 1,722,078
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
2,999,376 9,575,155
Jiangsu King's Luck Brewery JSC
Ltd., Class A
290,082 1,602,484
Jiangsu Yanghe Distillery Co.
Ltd., Class A
259,280 2,994,864
Kweichow Moutai Co. Ltd.,
Class A
294,155 59,886,659
Luzhou Laojiao Co. Ltd., Class A
322,322 5,423,604
Muyuan Foods Co. Ltd., Class
A *
1,299,532 7,068,941
New Hope Liuhe Co. Ltd., Class
A *
1,010,927 1,284,916
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
234,790 5,856,874
Tsingtao Brewery Co. Ltd., Class
A
147,422 1,236,359
Wens Foodstuff Group Co. Ltd.,
Class A
2,519,554 6,056,526
Wuliangye Yibin Co. Ltd., Class A
900,874 15,635,271
Yihai Kerry Arawana Holdings
Co. Ltd., Class A
284,593 1,038,606
Yunnan Botanee Bio-Technology
Group Co. Ltd., Class A
63,874 378,897
(Cost $86,811,439)
130,553,739
Energy — 3.5%
China Coal Energy Co. Ltd.,
Class A
995,198 1,862,991
China Merchants Energy
Shipping Co. Ltd., Class A
1,454,800 1,541,251
China Oilfield Services Ltd.,
Class A
255,985 534,811
China Petroleum & Chemical
Corp., Class A
6,989,898 6,715,035
China Shenhua Energy Co. Ltd.,
Class A
1,638,471 9,372,597
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
657,800 1,354,806
PetroChina Co. Ltd., Class A
5,353,241 6,743,705
Shaanxi Coal Industry Co. Ltd.,
Class A
1,853,016 6,446,183
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,378,700 1,552,040
Shanxi Lu'an Environmental
Energy Development Co. Ltd.,
Class A
670,600 1,352,789
Yankuang Energy Group Co. Ltd.,
Class A
850,408 1,703,515
(Cost $23,934,091)
39,179,723
Financials — 23.5%

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Agricultural Bank of China Ltd.,
Class A
15,193,300 9,687,705
Bank of Beijing Co. Ltd., Class A
6,934,243 5,135,571
Bank of Chengdu Co. Ltd., Class
A
905,956 1,780,280
Bank of China Ltd., Class A
9,660,100 6,527,509
Bank of Communications Co.
Ltd., Class A
12,823,450 12,861,891
Bank of Hangzhou Co. Ltd.,
Class A
1,601,433 2,878,117
Bank of Jiangsu Co. Ltd., Class A
6,910,785 7,574,932
Bank of Nanjing Co. Ltd., Class A
2,451,437 3,430,542
Bank of Ningbo Co. Ltd., Class A
1,466,010 4,187,861
Bank of Shanghai Co. Ltd., Class
A
4,793,288 4,787,371
China CITIC Bank Corp. Ltd.,
Class A
1,335,322 1,158,487
China Construction Bank Corp.,
Class A
3,624,328 3,849,930
China Everbright Bank Co. Ltd.,
Class A
8,600,673 3,712,651
China Galaxy Securities Co. Ltd.,
Class A
1,069,317 1,678,928
China International Capital Corp.
Ltd., Class A
381,310 1,537,881
China Life Insurance Co. Ltd.,
Class A
786,695 3,704,444
China Merchants Bank Co. Ltd.,
Class A
5,831,760 26,449,104
China Merchants Securities Co.
Ltd., Class A
1,771,087 3,655,229
China Minsheng Banking Corp.
Ltd., Class A
9,914,808 4,797,431
China Pacific Insurance Group
Co. Ltd., Class A
1,556,180 6,506,814
China Zheshang Bank Co. Ltd.,
Class A
7,292,400 2,695,268
Cinda Securities Co. Ltd., Class
A
426,600 770,302
CITIC Securities Co. Ltd., Class A
4,580,468 12,464,430
CNPC Capital Co. Ltd., Class A
1,302,000 956,928
CSC Financial Co. Ltd., Class A
675,350 1,831,103
East Money Information Co. Ltd.,
Class A
5,864,037 8,934,100
Everbright Securities Co. Ltd.,
Class A
1,009,884 2,092,780
Founder Securities Co. Ltd.,
Class A
2,313,196 2,267,919
GF Securities Co. Ltd., Class A
1,394,402 2,329,003
Guosen Securities Co. Ltd.,
Class A (a)
1,342,118 1,711,550
Guotai Junan Securities Co. Ltd.,
Class A
2,091,732 4,355,347
Haitong Securities Co. Ltd.,
Class A
4,512,174 5,486,854
Hithink RoyalFlush Information
Network Co. Ltd., Class A
110,890 1,609,831
Number
of Shares Value $
Hongta Securities Co. Ltd.,
Class A
761,210 709,800
Huatai Securities Co. Ltd., Class
A
2,421,531 4,297,353
Huaxia Bank Co. Ltd., Class A
3,328,675 2,826,820
Industrial & Commercial Bank of
China Ltd., Class A
16,370,026 13,809,594
Industrial Bank Co. Ltd., Class A
6,744,970 15,709,322
Industrial Securities Co. Ltd.,
Class A
3,074,336 2,242,189
New China Life Insurance Co.
Ltd., Class A
411,360 1,917,891
Orient Securities Co. Ltd., Class
A
2,447,341 2,906,945
People's Insurance Co. Group of
China Ltd., Class A
1,485,798 1,257,597
Ping An Bank Co. Ltd., Class A
4,531,521 6,494,834
Ping An Insurance Group Co. of
China Ltd., Class A
5,017,342 31,163,967
Postal Savings Bank of China
Co. Ltd., Class A
5,533,200 3,692,053
SDIC Capital Co. Ltd., Class A
663,849 544,097
Shanghai Pudong Development
Bank Co. Ltd., Class A
5,618,354 6,681,393
Shenwan Hongyuan Group Co.
Ltd., Class A
4,550,547 2,901,565
Zheshang Securities Co. Ltd.,
Class A
995,950 1,572,165
Zhongtai Securities Co. Ltd.,
Class A
1,207,175 992,817
(Cost $244,114,535)
263,128,495
Health Care — 6.5%
Aier Eye Hospital Group Co. Ltd.,
Class A
2,164,899 2,962,373
Asymchem Laboratories Tianjin
Co. Ltd., Class A
128,613 1,155,181
Beijing Tiantan Biological
Products Corp. Ltd., Class A
610,342 2,046,599
Beijing Tong Ren Tang Co. Ltd.
100 496
Beijing Tong Ren Tang Co. Ltd.,
Class A
333,396 1,654,105
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A
180,691 1,809,523
Bloomage Biotechnology Corp.
Ltd., Class A
92,111 653,597
Changchun High-Tech Industry
Group Co. Ltd., Class A
131,138 1,522,875
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
236,640 1,499,875
Chongqing Zhifei Biological
Products Co. Ltd., Class A
558,163 1,814,941
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A
342,710 1,391,870
Hangzhou Tigermed Consulting
Co. Ltd., Class A
243,882 1,750,136

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Huadong Medicine Co. Ltd.,
Class A
480,580 1,998,589
Hualan Biological Engineering,
Inc., Class A
540,480 1,149,008
Imeik Technology Development
Co. Ltd., Class A
68,567 1,402,148
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
2,079,119 12,943,258
Pharmaron Beijing Co. Ltd.,
Class A
415,713 1,172,294
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
571,974 1,818,697
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
575,783 1,510,784
Shanghai RAAS Blood Products
Co. Ltd., Class A
2,594,320 2,624,056
Shanghai United Imaging
Healthcare Co. Ltd., Class A
158,538 2,364,176
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
293,291 10,376,636
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
129,400 1,220,663
Shijiazhuang Yiling
Pharmaceutical Co. Ltd.,
Class A
420,040 915,481
Walvax Biotechnology Co. Ltd.,
Class A
548,216 803,521
WuXi AppTec Co. Ltd., Class A
1,123,548 6,209,926
Yunnan Baiyao Group Co. Ltd.,
Class A
438,726 3,345,799
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
145,947 4,294,563
(Cost $83,533,069)
72,411,170
Industrials — 15.6%
AECC Aviation Power Co. Ltd.,
Class A
933,136 4,673,084
Air China Ltd., Class A *
2,267,637 2,232,849
Beijing New Building Materials
PLC, Class A
487,597 1,777,394
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
12,410,680 9,506,612
China CSSC Holdings Ltd.,
Class A
1,053,226 5,700,903
China Eastern Airlines Corp.
Ltd., Class A *
4,211,624 2,251,745
China Energy Engineering Corp.
Ltd., Class A
8,518,177 2,559,509
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
1,146,600 1,947,461
China National Chemical
Engineering Co. Ltd., Class A
1,998,102 1,933,624
China Railway Group Ltd., Class
A
5,248,766 4,264,911
Number
of Shares Value $
China Southern Airlines Co. Ltd.,
Class A *
2,776,566 2,232,612
China State Construction
Engineering Corp. Ltd., Class
A
10,494,327 7,979,464
Contemporary Amperex
Technology Co. Ltd., Class A
1,238,614 32,209,642
COSCO SHIPPING Holdings Co.
Ltd., Class A
3,081,796 5,443,002
CRRC Corp. Ltd., Class A
6,091,399 6,135,438
Daqin Railway Co. Ltd., Class A
4,676,855 4,031,118
Dongfang Electric Corp. Ltd.,
Class A
669,706 1,290,521
Eve Energy Co. Ltd., Class A
596,873 2,820,701
FAW Jiefang Group Co. Ltd.,
Class A
735,287 801,802
Goneo Group Co. Ltd., Class A
141,895 1,356,347
Gotion High-tech Co. Ltd., Class
A
513,456 1,351,591
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
287,420 2,067,843
Metallurgical Corp. of China
Ltd., Class A
4,563,958 1,899,302
NARI Technology Co. Ltd., Class
A
2,092,846 7,268,682
Ningbo Deye Technology Co.
Ltd., Class A
155,316 1,986,818
Power Construction Corp. of
China Ltd., Class A
4,203,728 2,846,468
Sany Heavy Industry Co. Ltd.,
Class A
2,911,837 6,621,592
SF Holding Co. Ltd., Class A
1,176,341 6,032,092
Shanghai International Airport
Co. Ltd., Class A
658,073 3,075,572
Shanghai International Port
Group Co. Ltd., Class A
1,764,147 1,473,286
Shanghai M&G Stationery, Inc.,
Class A
212,978 804,892
Shenzhen Inovance Technology
Co. Ltd., Class A
890,836 5,441,467
Sichuan Road & Bridge Group
Co. Ltd., Class A
1,363,800 1,087,000
Spring Airlines Co. Ltd., Class A
258,971 1,844,170
Sungrow Power Supply Co. Ltd.,
Class A
678,633 7,371,502
TBEA Co. Ltd., Class A
2,509,024 4,466,780
Weichai Power Co. Ltd., Class A
2,739,134 5,007,819
Wuxi Lead Intelligent Equipment
Co. Ltd., Class A
567,060 1,148,719
XCMG Construction Machinery
Co. Ltd., Class A
3,713,287 3,331,547
YTO Express Group Co. Ltd.,
Class A
828,953 1,784,493
Zhejiang Chint Electrics Co. Ltd.,
Class A
453,492 1,122,734
Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
1,065,588 2,606,566

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Zhuzhou CRRC Times Electric
Co. Ltd., Class A
151,318 991,318
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
2,821,653 2,515,655
(Cost $175,188,603)
175,296,647
Information Technology
— 15.8%
360 Security Technology, Inc.,
Class A
1,878,568 1,855,049
ACM Research Shanghai, Inc.,
Class A
70,021 903,618
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
217,883 4,150,958
Avary Holding Shenzhen Co.
Ltd., Class A
390,151 1,970,362
Beijing Kingsoft Office Software,
Inc., Class A
110,505 2,840,432
BOE Technology Group Co. Ltd.,
Class A
19,392,725 10,559,819
Cambricon Technologies Corp.
Ltd., Class A *
107,777 3,902,702
Chaozhou Three-Circle Group
Co. Ltd., Class A
800,858 3,547,444
China Railway Signal &
Communication Corp. Ltd.,
Class A
1,771,308 1,299,355
China Resources
Microelectronics Ltd., Class A
362,022 1,772,637
China Zhenhua Group Science &
Technology Co. Ltd., Class A
220,000 1,170,644
Empyrean Technology Co. Ltd.,
Class A
129,400 1,349,173
Flat Glass Group Co. Ltd., Class
A
338,058 804,043
Foxconn Industrial Internet Co.
Ltd., Class A
1,881,031 5,431,805
GigaDevice Semiconductor, Inc.,
Class A *
369,367 3,771,439
Glodon Co. Ltd., Class A
568,899 831,429
GoerTek, Inc., Class A
1,297,761 3,888,477
Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
275,953 1,225,073
Hangzhou First Applied Material
Co. Ltd., Class A
645,688 1,401,818
Hangzhou Silan Microelectronics
Co. Ltd., Class A *
668,727 1,784,844
Huaqin Technology Co. Ltd.,
Class A
121,100 792,670
Hundsun Technologies, Inc.,
Class A
774,576 1,784,352
Hygon Information Technology
Co. Ltd., Class A
462,460 5,179,291
IEIT Systems Co. Ltd., Class A
546,075 2,494,362
Iflytek Co. Ltd., Class A
894,595 4,339,993
Ingenic Semiconductor Co. Ltd.,
Class A
199,027 1,310,609
Number
of Shares Value $
JA Solar Technology Co. Ltd.,
Class A
1,031,989 1,439,799
JCET Group Co. Ltd., Class A
789,164 3,634,802
Jinko Solar Co. Ltd., Class A
2,127,572 2,157,960
Lens Technology Co. Ltd., Class
A
1,368,487 3,391,898
LONGi Green Energy Technology
Co. Ltd., Class A
3,082,104 6,004,423
Luxshare Precision Industry Co.
Ltd., Class A
2,398,525 13,338,016
Maxscend Microelectronics Co.
Ltd., Class A
193,218 1,808,502
Montage Technology Co. Ltd.,
Class A
473,287 3,513,891
National Silicon Industry Group
Co. Ltd., Class A
1,008,960 2,090,865
NAURA Technology Group Co.
Ltd., Class A
156,997 7,049,057
Ninestar Corp., Class A *
573,264 2,016,078
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
245,100 825,673
Sangfor Technologies, Inc.,
Class A
140,615 923,977
SG Micro Corp., Class A
168,312 1,727,342
Shanghai Aiko Solar Energy Co.
Ltd., Class A *
611,985 701,015
Shanghai Baosight Software Co.
Ltd., Class A
569,939 2,354,127
Shengyi Technology Co. Ltd.,
Class A
840,081 2,089,315
Shennan Circuits Co. Ltd., Class
A
127,920 1,818,625
Shenzhen Transsion Holdings
Co. Ltd., Class A
245,391 2,769,357
Suzhou Maxwell Technologies
Co. Ltd., Class A
76,700 884,099
TCL Technology Group Corp.,
Class A
9,335,247 5,149,118
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A
1,534,744 1,781,829
Thunder Software Technology
Co. Ltd., Class A
186,421 902,552
Tongwei Co. Ltd., Class A
1,345,889 3,609,290
Trina Solar Co. Ltd., Class A
581,006 1,413,019
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
374,651 2,515,731
Unisplendour Corp. Ltd., Class A
1,136,566 3,164,988
Will Semiconductor Co. Ltd.
Shanghai, Class A
460,573 5,881,950
Wingtech Technology Co. Ltd.,
Class A
524,426 1,930,879
Xinjiang Daqo New Energy Co.
Ltd., Class A
371,970 950,292
Yealink Network Technology
Corp. Ltd., Class A
273,492 1,272,020

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Yonyou Network Technology Co.
Ltd., Class A *
1,094,074 1,344,297
Zhejiang Dahua Technology Co.
Ltd., Class A
1,163,659 2,252,217
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
424,161 1,416,912
Zhongji Innolight Co. Ltd., Class
A
415,891 6,389,071
ZTE Corp., Class A
1,598,625 5,599,557
(Cost $186,971,831)
176,474,941
Materials — 8.5%
Aluminum Corp. of China Ltd.,
Class A
3,781,367 3,643,342
Anhui Conch Cement Co. Ltd.,
Class A
1,232,016 3,635,870
Baoshan Iron & Steel Co. Ltd.,
Class A
4,140,209 3,480,959
Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A
991,816 1,525,064
China Jushi Co. Ltd., Class A
1,230,309 1,737,315
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,284,071 3,046,810
Citic Pacific Special Steel Group
Co. Ltd., Class A
477,232 776,228
CMOC Group Ltd., Class A
3,693,785 3,902,867
CNGR Advanced Material Co.
Ltd., Class A
183,699 748,919
Ganfeng Lithium Group Co. Ltd.,
Class A
515,807 1,988,644
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
473,397 958,314
Hengli Petrochemical Co. Ltd.,
Class A
964,095 1,826,528
Hoshine Silicon Industry Co.
Ltd., Class A
157,608 1,108,120
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A *
11,437,527 2,323,405
Jiangsu Eastern Shenghong Co.
Ltd., Class A
1,217,200 1,337,611
Jiangxi Copper Co. Ltd., Class A
607,901 1,744,271
LB Group Co. Ltd., Class A
775,750 1,783,773
Ningxia Baofeng Energy Group
Co. Ltd., Class A
1,192,674 2,562,430
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,660,185 5,490,179
Rongsheng Petrochemical Co.
Ltd., Class A
1,503,337 1,868,369
Satellite Chemical Co. Ltd.,
Class A
816,439 1,885,397
Shandong Gold Mining Co. Ltd.,
Class A
962,204 3,664,892
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
780,638 2,516,322
Shandong Nanshan Aluminum
Co. Ltd., Class A
3,740,490 1,936,533
Number
of Shares Value $
Shanghai Putailai New Energy
Technology Co. Ltd., Class A
355,933 579,937
Tianqi Lithium Corp., Class A
460,087 1,705,673
Wanhua Chemical Group Co.
Ltd., Class A
869,414 8,953,232
Yunnan Aluminium Co. Ltd.,
Class A
965,140 1,644,703
Yunnan Energy New Material Co.
Ltd., Class A
264,774 1,005,124
Zangge Mining Co. Ltd., Class A
410,901 1,394,643
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
553,036 1,804,510
Zhejiang NHU Co. Ltd., Class A
965,281 2,633,544
Zhongjin Gold Corp. Ltd., Class A
1,450,625 2,756,469
Zijin Mining Group Co. Ltd.,
Class A
7,816,419 17,642,420
(Cost $89,574,705)
95,612,417
Real Estate — 0.9%
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
1,658,024 2,158,852
China Vanke Co. Ltd., Class A *
2,979,580 2,841,399
Hainan Airport Infrastructure Co.
Ltd., Class A *
3,306,238 1,473,844
Poly Developments and
Holdings Group Co. Ltd.,
Class A
3,228,692 3,698,392
(Cost $14,022,558)
10,172,487
Utilities — 5.0%
CGN Power Co. Ltd., Class A
4,234,612 2,855,432
China Longyuan Power Group
Corp. Ltd., Class A
19,300 41,329
China National Nuclear Power
Co. Ltd., Class A
4,561,601 7,039,875
China Three Gorges Renewables
Group Co. Ltd., Class A
6,981,700 4,500,986
China Yangtze Power Co. Ltd.,
Class A
5,795,395 24,019,567
ENN Natural Gas Co. Ltd., Class
A
431,700 1,076,091
GD Power Development Co.
Ltd., Class A
4,508,753 3,402,833
Huadian Power International
Corp. Ltd., Class A
1,954,000 1,529,847
Huaneng Lancang River
Hydropower, Inc., Class A
1,161,100 1,800,105
Huaneng Power International,
Inc., Class A
2,100,442 2,056,366
SDIC Power Holdings Co. Ltd.,
Class A
1,576,366 3,424,586
Sichuan Chuantou Energy Co.
Ltd., Class A
1,158,481 2,810,915
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
2,016,900 1,761,187
(Cost $37,919,455)
56,319,119

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2024 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
During the period ended August 31, 2024, the amount of transfers from Level 1 to Level 3 was $1,711,550. The investment was transferred from Level 1 to
Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
ASHR-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Number
of Shares Value $
TOTAL COMMON STOCKS
(Cost $1,020,662,396)
1,118,939,330
Number
of Shares Value $
TOTAL INVESTMENTS — 99.9%
(Cost $1,020,662,396)
1,118,939,330
Other assets and liabilities,
net — 0.1%
1,542,671
NET ASSETS — 100.0%
1,120,482,001
 *  (a)
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
JSC: Joint Stock Company
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 1,117,227,780 $ — $ 1,711,550 $ 1,118,939,330
TOTAL
$ 1,117,227,780 $ — $ 1,711,550 $ 1,118,939,330
(a)
See Schedule of Investments for additional detailed categorizations.